SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income By Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 89,908,403
Less: Operating cost and other relevant expenses
Provision for credit losses	711,224
Loss from change in fair value of receivable for bitcoin collateral	3,417,442
Interest expense	93,276	$ 37
Reconciliations to income before income tax
Interest income	(9,454,145)	(9,271,662)	$ (4,395,754)
Foreign exchange loss, net	125	26,320	69,137
Other income	(511,292)	(726,930)	(3,674,894)
Net income (loss) from continuing operations before income taxes	4,757,327	$ 2,942,057	$ (18,170,235)
Bitcoin Mining Business
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	89,908,403
Bitcoin Mining Business | Operating Segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	89,908,403
Less: Operating cost and other relevant expenses
Cost of mining service - hosting expenses	63,547,329
Cost of revenue - depreciations	11,539,783
Provision for credit losses	711,224
Loss from change in fair value of receivable for bitcoin collateral	3,417,442
Interest expense	93,276
Reconciliations to income before income tax
Net income (loss) from continuing operations before income taxes	10,599,349
Automobile and Related Business
Reconciliations to income before income tax
Net income (loss) from continuing operations before income taxes	4,757,327
Automobile and Related Business | Operating Segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	89,908,403
Less: Operating cost and other relevant expenses
Cost of mining service - hosting expenses	63,547,329
Cost of revenue - depreciations	11,539,783
Provision for credit losses	711,224
Loss from change in fair value of receivable for bitcoin collateral	3,417,442
Interest expense	93,276
Reconciliations to income before income tax
Net income (loss) from continuing operations before income taxes	10,599,349
Automobile and Related Business | Reconciliations
Reconciliations to income before income tax
General and administrative expense - staff cost	10,124,393
General and administrative expense	5,682,941
Interest income	(9,454,145)
Foreign exchange loss, net	125
Other income	$ (511,292)